Average Annual Total Returns - Invesco Russell 1000 Equal Weight ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Russell 1000® Equal Weight Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Equal Weight Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Equal Weight Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Dec. 23, 2014	24.55%	8.13%	7.93%	24.03%	7.73%	7.54%	14.83%	6.34%	6.18%	24.73%	8.33%	8.13%	31.43%	11.48%	11.21%